Personnel expenses	12 Months Ended
Dec. 31, 2021
Personnel expenses
Personnel expenses
30	Personnel expenses

	2021	2020	2019
Salaries	(208,541)	(117,622)	(78,738)
Remuneration of the executive office and the board of directors	(22,794)	(15,893)	(12,820)
Social security charges	(80,908)	(37,128)	(29,793)
Profit share	(24,014)	(2,685)	(9,034)
Expenses for vacation and thirteenth salary	(45,677)	(21,480)	(13,877)
Benefits	(53,820)	(32,150)	(23,073)
Other personnel expenses	(7,574)	(2,138)	(1,863)
Total	(443,328)	(229,096)	(169,198)